Warrants (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Warrants [Line Items]
Proceeds from warrant exercises	$ 1,762,000	$ 11,000	$ 15,000	$ 248,000
Lambda Investors, LLC [Member]
Warrants [Line Items]
Issuance of common stock shares for additional warrants exercised	2,127
Proceeds from warrant exercises	$ 851